Annual Fund Operating Expenses (Vanguard Capital Opportunity Fund Retail)	Vanguard Capital Opportunity Fund Vanguard Capital Opportunity Fund - Investor Shares 10/1/2013 - 9/30/2014	Vanguard Capital Opportunity Fund Vanguard Capital Opportunity Fund - Admiral Shares 10/1/2013 - 9/30/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%	0.38%
12b-1 Distribution Fee	none	none
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.47%	0.40%